Accounting policies - Measurement of FA and FL and recognition of FV changes - Movement between opening and closing balances of Level 3 (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in financial instruments, Assets
Financial assets at beginning of period	$ 1,773,414
Financial assets at end of period	1,616,873	$ 1,773,414
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	(1,644,023)
Financial liabilities at end of period	(1,477,724)	(1,644,023)
Fair value
Changes in financial instruments, Assets
Financial assets at beginning of period	939,105
Financial assets at end of period	768,692	939,105
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	(532,068)
Financial liabilities at end of period	(359,579)	(532,068)
Fair value | Level 3
Changes in financial instruments, Assets
Financial assets at beginning of period	622	3,813	$ 1,565
Gains/(losses) on financial assets and liabilities (net)	(305)	(265)	13
Purchases		6	902
Sales/Transfer out			(771)
New issuances	4,110		2,875
Settlements	(178)	(2,932)	(771)
Financial assets at end of period	4,249	622	3,813
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	(490)
Financial liabilities at end of period	(106)	(490)
Trading derivative liabilities | Fair value | Level 3
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	(490)	(791)
Gains/(losses) on financial assets and liabilities (net)	277	(8)
Purchases		(369)
Transfer out	24	617
Settlements	83	61
Financial liabilities at end of period	(106)	(490)	(791)
Debt and equity instruments | Fair value | Level 3
Changes in financial instruments, Assets
New issuances	54
Financial assets at end of period	54
Trading derivative assets | Fair value | Level 3
Changes in financial instruments, Assets
Financial assets at beginning of period	622	938	794
Gains/(losses) on financial assets and liabilities (net)	(305)	(265)	13
Purchases		6	902
Sales/Transfer out			(771)
Settlements	(178)	(57)
Financial assets at end of period	139	622	938
Loans and advances - Customers
Changes in financial instruments, Assets
Financial assets at beginning of period	698,276
Financial assets at end of period	751,053	698,276
Loans and advances - Customers | Fair value | Level 3
Changes in financial instruments, Assets
Financial assets at beginning of period		2,875	771
New issuances	4,056		2,875
Settlements		$ (2,875)	(771)
Financial assets at end of period	$ 4,056		$ 2,875